UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31,
2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  February 9, 2008

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921
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FORM 13F SUMMARY PAGE

Report Summary:

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS OR  SH/ INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   Cusip        (X$1000)  PRN AMT  PRN DISCRETN   MANAGERS   SOLE      SHARED   NONE
----------------------      ----------------------------- --------  ----------------------- ---------- --------------------
ANALOG DEVICES INC          COM                 032654105        645    33905SH  SOLE                       33905
BED BATH & BEYOND IN        COM                 075896100        328    12895SH  SOLE                       12895
CEMEX                       SPON ADR NEW         151290889       677    74082SH  SOLE                       74082
COVIDIEN LTD                COM                 G2552X108        325     8965SH  SOLE                        8965
D R HORTON INC              COM                 23331A109        361    51115SH  SOLE                       51115
DEERE & CO                  COM                  244199105       291     7600SH  SOLE                        7600
FORESTAR GROUP INC          COM                  346233109       163    17091SH  SOLE                       17091
FREEPORT-MCMORAN COP        COM                 35671D857        519    21235SH  SOLE                       21235
GENERAL AMERICAN INV        COM                  368802104      2108   121127SH  SOLE                      121127
GENERAL ELECTRIC CO         COM                  369604103       803    49545SH  SOLE                       49545
GRACO INC                   COM                  384109104       540    22745SH  SOLE                       22745
GUARANTY FINANCIAL G        COM                 40108N106         50    19043SH  SOLE                       19043
HESS CORP                   COM                 42809H107        889    16575SH  SOLE                       16575
ILLINOIS TOOL WORKS         COM                  452308109       917    26150SH  SOLE                       26150
INGERSOLL-RAND              CL A                G4776G101        471    27175SH  SOLE                       27175
INTEL CORP                  COM                  458140100       926    63170SH  SOLE                       63170
J P MORGAN CHASE & C        COM                 46625H100        850    26950SH  SOLE                       26950
LAMAR ADVERTISING CO        CL A                 512815101       344    27405SH  SOLE                       27405
M & T BANK CORP             COM                 55261F104        725    12620SH  SOLE                       12620
MARATHON OIL CORP           COM                  565849106       622    22725SH  SOLE                       22725
MERRILL LYNCH & CO I        COM                  590188108       254    21860SH  SOLE                       21860
NABORS INDUSTRIES           SHS                 G6359F103        281    23445SH  SOLE                       23445
NALCO HOLDING CO            COM                 62985Q101        537    46525SH  SOLE                       46525
PLAINS EXPLORATION &        COM                  726505100       490    21099SH  SOLE                       21099
POTASH CORP SASK            COM                 73755L107        337     4600SH  SOLE                        4600
SOUTHWEST AIRLINES C        COM                  844741108       606    70325SH  SOLE                       70325
UNITEDHEALTH GROUP I        COM                 91324P102        708    26630SH  SOLE                       26630
VANGUARD TOTAL STK MKT      ETF                  921932109     24222   541400SH  SOLE                      541400
WESTERN UNION CO            COM                  959802109       442    30820SH  SOLE                       30820
WEYERHAEUSER CO             COM                  962166104       577    18840SH  SOLE                       18840
WINNEBAGO INDUSTRIES        COM                  974637100        99    16380SH  SOLE                       16380


Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 31



Form 13F Information Table Value
Total:  41107(thousands)
List of Other Included Managers: NONE





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